Vanguard® International Dividend Appreciation Index Fund
Schedule of Investments (unaudited)
As of January 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Australia (1.6%)
	Northern Star Resources Ltd.	1,995,159	21,116
	Computershare Ltd. (XASX)	969,733	21,080
	CAR Group Ltd.	655,879	16,344
	Pro Medicus Ltd.	94,335	16,144
	Sonic Healthcare Ltd.	832,835	14,631
	Technology One Ltd.	522,693	9,938
	Washington H Soul Pattinson & Co. Ltd.	431,622	9,107
	Steadfast Group Ltd.	1,912,985	6,872
	AUB Group Ltd.	202,144	3,985
	Brickworks Ltd.	156,538	2,521
			121,738
Belgium (0.8%)
	UCB SA	209,333	40,727
	Lotus Bakeries NV	707	7,542
	Sofina SA	26,730	6,662
	Elia Group SA	58,583	3,953
			58,884
Brazil (0.1%)
	Raia Drogasil SA	1,936,482	6,988
Canada (12.5%)
	Brookfield Corp.	2,541,295	155,379
	Canadian Natural Resources Ltd.	3,663,945	111,304
	Canadian National Railway Co.	959,919	100,275
	Alimentation Couche-Tard Inc.	1,350,052	71,295
	Intact Financial Corp.	309,222	54,925
	Dollarama Inc.	487,513	46,133
	Franco-Nevada Corp.	333,911	45,392
	Brookfield Asset Management Ltd. Class A (XTSE)	645,922	38,657
	Fortis Inc. (XTSE)	860,936	36,668
	Restaurant Brands International Inc.	561,401	34,518
	Loblaw Cos. Ltd.	247,770	31,024
	Metro Inc.	352,745	22,041
	Imperial Oil Ltd.	282,194	18,770
	Magna International Inc.	468,661	18,581
	TFI International Inc.	137,956	18,182
	Stantec Inc.	197,300	15,268
	TMX Group Ltd.	479,860	14,851
	George Weston Ltd.	93,534	14,458
	Open Text Corp.	462,980	13,622
	FirstService Corp.	71,827	13,063
	CCL Industries Inc. Class B	256,930	12,762
	Toromont Industries Ltd.	142,078	11,329
	Empire Co. Ltd. Class A	243,048	7,148
	Saputo Inc.	424,723	7,058
	Boyd Group Services Inc.	37,136	6,090
	Finning International Inc.	239,892	5,990
	Parkland Corp.	238,016	5,298
	Stella-Jones Inc.	97,418	4,701
	Premium Brands Holdings Corp.	64,223	3,473
[1]	goeasy Ltd.	22,550	2,745
	Maple Leaf Foods Inc.	126,583	1,860
	Badger Infrastructure Solutions Ltd.	59,603	1,620
	Enghouse Systems Ltd.	77,037	1,462
[1]	Savaria Corp.	97,438	1,261
	StorageVault Canada Inc.	415,374	1,043
	ADENTRA Inc.	38,647	920
			949,166

Vanguard® International Dividend Appreciation Index Fund
		Shares	Market Value ($000)
China (0.9%)
	Kweichow Moutai Co. Ltd. Class A	174,485	34,667
	Wuliangye Yibin Co. Ltd. Class A	538,965	9,505
	CSPC Pharmaceutical Group Ltd.	14,252,000	8,216
	China National Nuclear Power Co. Ltd. Class A	2,622,200	3,528
	Luzhou Laojiao Co. Ltd. Class A	204,200	3,270
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	83,200	2,327
	China Railway Group Ltd. Class A	2,834,900	2,317
	China Overseas Property Holdings Ltd.	1,935,000	1,197
	Shanghai Baosight Software Co. Ltd. Class A	297,240	1,189
	Jiangsu King's Luck Brewery JSC Ltd. Class A	175,500	1,055
	Zhejiang Dingli Machinery Co. Ltd. Class A	70,000	652
	Lao Feng Xiang Co. Ltd. Class A	41,800	298
	Valiant Co. Ltd. Class A	150,400	210
			68,431
Denmark (4.1%)
	Novo Nordisk A/S Class B	2,410,469	203,503
	DSV A/S	342,208	68,173
	Coloplast A/S Class B	215,117	24,775
	Carlsberg A/S Class B	162,195	16,988
			313,439
Finland (0.1%)
	Huhtamaki OYJ	165,972	6,128
	Revenio Group OYJ	38,324	1,231
			7,359
France (5.9%)
	Schneider Electric SE	939,014	238,157
	Sanofi SA	1,916,098	208,246
			446,403
Germany (7.7%)
	SAP SE	1,621,798	446,926
	Deutsche Boerse AG	326,777	80,726
	Symrise AG	230,228	23,574
	Brenntag SE	221,970	13,966
	Nemetschek SE	98,183	11,731
	Bechtle AG	142,092	4,769
	FUCHS SE	48,877	1,667
	Atoss Software SE	13,865	1,655
	Cewe Stiftung & Co. KGaA	8,706	922
	Adesso SE	5,735	569
			586,505
Hong Kong (1.8%)
	AIA Group Ltd.	18,947,560	133,204
India (6.0%)
	Reliance Industries Ltd.	11,979,764	174,340
	Infosys Ltd.	6,270,850	136,449
	Hindustan Unilever Ltd.	1,549,812	44,088
	ITC Ltd.	5,212,733	26,857
	Asian Paints Ltd.	782,359	20,728
	Persistent Systems Ltd.	183,923	12,747
	Pidilite Industries Ltd.	264,531	8,760
	Sundaram Finance Ltd.	117,537	6,252
	KEI Industries Ltd.	105,872	4,898
	Tata Elxsi Ltd.	60,472	4,409
	Astral Ltd. (XNSE)	213,295	3,706
	Berger Paints India Ltd.	503,960	2,742
	CRISIL Ltd.	36,156	2,267
	Grindwell Norton Ltd.	79,357	1,764
	ZF Commercial Vehicle Control Systems India Ltd.	10,871	1,382
*	ITC Hotels Ltd.	521,273	981
	Caplin Point Laboratories Ltd.	38,114	909
	Balaji Amines Ltd.	18,974	376
			453,655
Indonesia (0.7%)
	Bank Central Asia Tbk PT	89,856,500	51,908

Vanguard® International Dividend Appreciation Index Fund
		Shares	Market Value ($000)
Ireland (0.4%)
	Kerry Group plc Class A	262,956	27,003
Italy (0.4%)
	Recordati Industria Chimica e Farmaceutica SpA	173,731	10,556
	Interpump Group SpA	144,346	6,810
	Reply SpA	39,071	6,440
	Buzzi SpA	149,979	6,144
	DiaSorin SpA	40,704	4,360
			34,310
Japan (25.7%)
	Sony Group Corp.	10,836,500	239,154
	Hitachi Ltd.	8,047,700	202,323
	Sumitomo Mitsui Financial Group Inc.	6,812,200	167,874
	Tokio Marine Holdings Inc.	3,433,200	113,238
	Mitsubishi Corp.	6,985,400	111,412
	Shin-Etsu Chemical Co. Ltd.	3,474,020	107,702
	Seven & i Holdings Co. Ltd.	4,157,002	66,361
	Fujitsu Ltd.	2,983,300	57,696
	Nippon Telegraph & Telephone Corp.	51,889,043	51,082
	Murata Manufacturing Co. Ltd.	3,212,100	50,465
	Terumo Corp.	2,587,052	48,569
	Sompo Holdings Inc.	1,718,500	47,922
	Chugai Pharmaceutical Co. Ltd.	1,107,500	47,750
	FUJIFILM Holdings Corp.	2,157,700	47,536
	Kao Corp.	808,100	32,043
	Astellas Pharma Inc.	3,138,500	30,425
	Asahi Group Holdings Ltd.	2,637,529	28,568
	Sumitomo Realty & Development Co. Ltd.	825,700	28,531
[1]	Sekisui House Ltd.	1,148,500	26,396
	Nomura Research Institute Ltd.	765,900	25,878
	Pan Pacific International Holdings Corp.	925,064	25,755
	Nitto Denko Corp.	1,224,900	21,729
	Shionogi & Co. Ltd.	1,404,200	20,647
	NTT Data Group Corp.	997,267	19,354
	Nitori Holdings Co. Ltd.	149,001	17,449
	Unicharm Corp.	2,230,540	17,420
	Obic Co. Ltd.	570,000	17,023
	Chiba Bank Ltd.	1,242,300	10,580
	Nippon Sanso Holdings Corp.	367,600	10,411
[1]	Hulic Co. Ltd.	1,133,275	9,988
	Yakult Honsha Co. Ltd.	528,500	9,652
	Hikari Tsushin Inc.	39,800	9,091
	TIS Inc.	351,860	7,780
	MonotaRO Co. Ltd.	425,067	7,323
	Nissan Chemical Corp.	239,732	7,213
	Kurita Water Industries Ltd.	185,400	6,457
	Kyowa Kirin Co. Ltd.	432,700	6,448
	Azbil Corp.	849,860	6,402
	Kobe Bussan Co. Ltd.	260,500	5,920
	SCSK Corp.	254,900	5,644
	Tokyo Tatemono Co. Ltd.	361,700	5,578
	Lion Corp.	495,734	5,307
	Oracle Corp. Japan	57,700	5,267
	Nisshin Seifun Group Inc.	449,100	5,050
	Nomura Real Estate Holdings Inc.	188,080	4,999
	Air Water Inc.	394,600	4,920
	Rinnai Corp.	199,852	4,405
	Alfresa Holdings Corp.	318,100	4,354
	Yamaguchi Financial Group Inc.	368,767	4,110
	GMO Payment Gateway Inc.	77,000	4,059
	EXEO Group Inc.	354,500	3,871
	Goldwin Inc.	73,000	3,851
	Open House Group Co. Ltd.	114,300	3,739
	Hisamitsu Pharmaceutical Co. Inc.	128,400	3,681
	Maruwa Co. Ltd.	14,600	3,575
	Kobayashi Pharmaceutical Co. Ltd.	94,020	3,505
	Fuji Soft Inc.	54,740	3,481
	Nichias Corp.	104,400	3,417

Vanguard® International Dividend Appreciation Index Fund
		Shares	Market Value ($000)
	Zenkoku Hosho Co. Ltd.	92,100	3,267
	Sundrug Co. Ltd.	119,624	3,237
	Tokyo Century Corp.	329,200	3,186
	Fuyo General Lease Co. Ltd.	40,000	2,981
	Kandenko Co. Ltd.	182,534	2,921
	Yaoko Co. Ltd.	47,100	2,755
	Nippon Gas Co. Ltd.	195,267	2,738
	SHO-BOND Holdings Co. Ltd.	82,584	2,676
	Welcia Holdings Co. Ltd.	175,500	2,526
	Morinaga & Co. Ltd.	145,600	2,510
	Takeuchi Manufacturing Co. Ltd.	65,700	2,300
	Ship Healthcare Holdings Inc.	145,467	1,985
	Mizuho Leasing Co. Ltd.	302,435	1,979
	TS Tech Co. Ltd.	170,700	1,935
	Pilot Corp.	66,800	1,895
	Kissei Pharmaceutical Co. Ltd.	73,000	1,859
	Nojima Corp.	122,200	1,837
	Fujitsu General Ltd.	102,600	1,820
	DTS Corp.	64,900	1,770
	Rakus Co. Ltd.	141,500	1,758
	Dentsu Soken Inc.	42,900	1,697
	Fujimi Inc.	108,400	1,525
	Riken Keiki Co. Ltd.	75,100	1,504
	PALTAC Corp.	51,154	1,429
	Kato Sangyo Co. Ltd.	50,500	1,426
	Mani Inc.	147,400	1,371
	Japan Material Co. Ltd.	121,700	1,359
	SMS Co. Ltd.	125,900	1,348
	TKC Corp.	54,400	1,335
	Tokyo Steel Manufacturing Co. Ltd.	118,300	1,191
	Valor Holdings Co. Ltd.	84,312	1,185
	Yokogawa Bridge Holdings Corp.	66,200	1,150
	Hogy Medical Co. Ltd.	36,700	1,146
	Maruzen Showa Unyu Co. Ltd.	29,200	1,120
	Raito Kogyo Co. Ltd.	78,100	1,102
	Funai Soken Holdings Inc.	70,300	1,091
	Yellow Hat Ltd.	60,300	1,064
	Okinawa Cellular Telephone Co.	38,067	1,045
	JCU Corp.	44,000	1,022
	Komeri Co. Ltd.	51,267	1,004
	MCJ Co. Ltd.	114,600	1,004
	Takara Standard Co. Ltd.	92,467	999
	Kohnan Shoji Co. Ltd.	42,800	995
	Tri Chemical Laboratories Inc.	46,600	969
	Ai Holdings Corp.	73,870	946
	Future Corp.	79,547	930
[1]	Nomura Micro Science Co. Ltd.	55,200	918
	Nextage Co. Ltd.	88,500	854
	Create SD Holdings Co. Ltd.	46,300	844
	Tsurumi Manufacturing Co. Ltd.	36,167	785
	Noevir Holdings Co. Ltd.	26,300	784
	Elecom Co. Ltd.	80,632	775
	AZ-COM Maruwa Holdings Inc.	105,000	775
	Ricoh Leasing Co. Ltd.	23,200	767
	Keihanshin Building Co. Ltd.	74,600	719
	Sekisui Jushi Corp.	56,800	718
	Kameda Seika Co. Ltd.	27,700	696
	Shin-Etsu Polymer Co. Ltd.	66,534	696
	eGuarantee Inc.	61,000	685
	Mitsubishi Research Institute Inc.	21,500	669
	CTI Engineering Co. Ltd.	37,200	636
	Insource Co. Ltd.	86,600	592
[1]	Osaka Organic Chemical Industry Ltd.	33,800	591
	Matsuda Sangyo Co. Ltd.	27,700	558
	Shizuoka Gas Co. Ltd.	83,500	541
	S Foods Inc.	32,900	532
	Avant Group Corp.	42,234	526
	Retail Partners Co. Ltd.	61,400	505
	RS Technologies Co. Ltd.	25,600	498
	Nippon Parking Development Co. Ltd.	358,400	489

Vanguard® International Dividend Appreciation Index Fund
		Shares	Market Value ($000)
	Celsys Inc.	52,334	471
	G-Tekt Corp.	40,900	451
	Siix Corp.	61,400	447
	Gakken Holdings Co. Ltd.	66,400	446
[1]	Aoyama Zaisan Networks Co. Ltd.	35,300	420
	Strike Co. Ltd.	16,900	344
	Lacto Japan Co. Ltd.	16,800	337
[1]	Value HR Co. Ltd.	34,500	336
	G-7 Holdings Inc.	35,000	329
	FULLCAST Holdings Co. Ltd.	33,600	326
	Transaction Co. Ltd.	25,634	319
	Intage Holdings Inc.	30,200	311
	GSI Creos Corp.	20,800	293
	MarkLines Co. Ltd.	20,351	289
	Digital Information Technologies Corp.	21,300	282
	Charm Care Corp. KK	31,600	260
	YAKUODO Holdings Co. Ltd.	19,667	243
	Densan System Holdings Co. Ltd.	15,667	228
	Business Engineering Corp.	9,800	226
	Elan Corp.	45,600	218
	Creek & River Co. Ltd.	19,000	204
	S-Pool Inc.	89,700	163
	WDB Holdings Co. Ltd.	10,600	118
	Digital Hearts Holdings Co. Ltd.	19,200	108
			1,952,594
Mexico (0.3%)
	America Movil SAB de CV Series B	32,896,956	22,971
	Grupo Comercial Chedraui SA de CV	436,500	2,516
			25,487
Netherlands (1.0%)
	Wolters Kluwer NV	414,734	75,341
New Zealand (0.4%)
	Fisher & Paykel Healthcare Corp. Ltd.	1,016,709	21,511
	EBOS Group Ltd.	276,428	6,234
	Summerset Group Holdings Ltd.	405,927	2,970
			30,715
Norway (0.1%)
	TOMRA Systems ASA	406,233	6,005
Philippines (0.1%)
	International Container Terminal Services Inc.	1,406,520	8,398
Saudi Arabia (0.1%)
	Mouwasat Medical Services Co.	162,465	3,988
South Korea (0.5%)
*	NAVER Corp.	258,386	38,264
	Kyung Dong Navien Co. Ltd.	10,880	605
	JW Pharmaceutical Corp.	24,916	399
			39,268
Sweden (2.2%)
	Assa Abloy AB Class B	1,722,212	52,762
	Hexagon AB Class B	3,555,515	41,165
[2]	Evolution AB	327,226	25,104
	Lifco AB Class B	369,879	12,129
	Nibe Industrier AB Class B	2,662,359	10,667
	AAK AB	315,362	9,166
	Fortnox AB	838,912	5,807
	Wihlborgs Fastigheter AB	467,681	4,634
	Catena AB	70,096	3,053
	Svolder AB Class B	167,976	830
			165,317
Switzerland (16.7%)
	Roche Holding AG	1,106,642	347,897
	Novartis AG (Registered)	2,810,614	294,206
	Nestle SA (Registered)	2,835,663	240,863
	Sika AG (Registered)	278,389	70,701

Vanguard® International Dividend Appreciation Index Fund
		Shares	Market Value ($000)
	Givaudan SA (Registered)	13,775	60,166
	Partners Group Holding AG	37,971	57,684
	Sandoz Group AG	763,227	36,541
	Geberit AG (Registered)	57,922	32,307
	Logitech International SA (Registered)	270,512	26,778
	Chocoladefabriken Lindt & Spruengli AG	1,809	20,780
	Chocoladefabriken Lindt & Spruengli AG (Registered)	174	19,694
	Roche Holding AG (Bearer)	45,401	15,098
	PSP Swiss Property AG (Registered)	79,316	11,717
	Temenos AG (Registered)	108,101	9,193
	Siegfried Holding AG (Registered)	6,487	7,286
	DKSH Holding AG	61,900	4,861
	Emmi AG (Registered)	3,895	3,391
	Interroll Holding AG (Registered)	1,308	3,068
	ALSO Holding AG (Registered)	9,919	2,740
[1]	Orior AG	11,810	510
			1,265,481
Taiwan (0.5%)
	Wistron Corp.	5,026,000	16,495
	Chailease Holding Co. Ltd.	2,913,259	10,165
	Advantech Co. Ltd.	852,727	9,762
	Sinbon Electronics Co. Ltd.	379,000	3,015
	Chief Telecom Inc.	57,000	766
			40,203
United Kingdom (9.0%)
	RELX plc	3,232,464	160,513
	London Stock Exchange Group plc	802,306	119,390
	Diageo plc	3,861,703	115,042
	BAE Systems plc	5,245,519	79,292
	Ashtead Group plc	758,542	49,436
	Sage Group plc	1,742,422	28,958
	Bunzl plc	581,999	24,774
	Halma plc	660,446	24,741
	Diploma plc	233,266	13,061
	Spirax Group plc	127,945	12,721
	DCC plc	171,429	11,820
	Croda International plc	242,137	9,973
	Hikma Pharmaceuticals plc	268,550	7,613
	Spectris plc	173,178	6,474
	Cranswick plc	93,215	5,806
	Softcat plc	232,738	4,614
	Clarkson plc	46,579	2,463
	GB Group plc	415,268	1,799
	Hilton Food Group plc	142,378	1,558
			680,048
Total Common Stocks (Cost $6,602,996)			7,551,838
Preferred Stock (0.0%)
	FUCHS SE Preference Shares (Cost $4,747)	113,071	5,140
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[3,4]	Vanguard Market Liquidity Fund, 4.371% (Cost $46,048)	460,531	46,048
Total Investments (100.2%) (Cost $6,653,791)			7,603,026
Other Assets and Liabilities—Net (-0.2%)			(18,910)
Net Assets (100%)			7,584,116
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $37,746,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2025, the aggregate value was $25,104,000, representing 0.3% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $41,061,000 was received for securities on loan.

Vanguard® International Dividend Appreciation Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2025	5	1,517	(14)
MSCI EAFE Index	March 2025	184	21,809	214
MSCI Emerging Markets Index	March 2025	26	1,418	(25)
				175

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	3/19/25	INR	741,408	USD	8,707	—	(183)
State Street Bank & Trust Co.	3/19/25	JPY	2,070,047	USD	13,400	19	—
State Street Bank & Trust Co.	3/19/25	USD	90	AUD	141	3	—
State Street Bank & Trust Co.	3/19/25	USD	13,139	CHF	11,432	520	—
Bank of Montreal	3/19/25	USD	1,589	EUR	1,502	27	—
State Street Bank & Trust Co.	3/19/25	USD	1,845	GBP	1,448	51	—
Bank of America, N.A.	3/19/25	USD	1,561	HKD	12,121	3	—
Toronto-Dominion Bank	3/19/25	USD	13,840	JPY	2,078,861	362	—
Standard Chartered Bank	3/19/25	USD	3,799	JPY	587,303	—	(9)
						985	(192)
AUD—Australian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
USD—U.S. dollar.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an

Vanguard® International Dividend Appreciation Index Fund
exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	981,641	—	—	981,641
Common Stocks—Other	981	6,569,216	—	6,570,197
Preferred Stock	—	5,140	—	5,140
Temporary Cash Investments	46,048	—	—	46,048
Total	1,028,670	6,574,356	—	7,603,026
Derivative Financial Instruments
Assets
Futures Contracts[1]	214	—	—	214
Forward Currency Contracts	—	985	—	985
Total	214	985	—	1,199
Liabilities
Futures Contracts[1]	(39)	—	—	(39)
Forward Currency Contracts	—	(192)	—	(192)
Total	(39)	(192)	—	(231)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.